Document and Entity Information	0 Months Ended
Mar. 01, 2014
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 01, 2014
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Mar. 01, 2014
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class A
Risk/Return:
Trading Symbol	HBAAX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class B
Risk/Return:
Trading Symbol	HBABX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class C
Risk/Return:
Trading Symbol	HBACX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class I
Risk/Return:
Trading Symbol	HBAIX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R3
Risk/Return:
Trading Symbol	HBARX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R4
Risk/Return:
Trading Symbol	HBASX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R5
Risk/Return:
Trading Symbol	HBATX